Share Capital (Details) - USD ($)										1 Months Ended	3 Months Ended
	Mar. 05, 2026	Feb. 02, 2026	Dec. 03, 2025	Nov. 30, 2025	Nov. 26, 2025	Nov. 19, 2025	Nov. 17, 2025	Nov. 14, 2025	Nov. 13, 2025	Dec. 15, 2023	Jan. 31, 2026	Jan. 31, 2025	Nov. 28, 2025	Nov. 24, 2025	Oct. 31, 2025
Share Capital [Line Items]
Number of shares issued													6
Reverse split										1-for-40
Common share for every one common share (in Dollars per share)										$ 0.025
Converted shares				107,912
Purchase and sale of common shares			400,000		198,622	273,125	99,794		23,956
Purchase price (in Dollars per share)			$ 4		$ 4.8	$ 8	$ 10		$ 8
Exercise price per common share (in Dollars per share)					$ 0.004		$ 0.004		$ 0.004
Net Proceed from Offering (in Dollars)			$ 1,600,000		$ 1,294,000	$ 2,185,000	$ 1,377,000		$ 788,000
Warrants exercised								52,275
Gross proceeds from warrants exercised (in Dollars)								$ 183,122			$ 183,122	$ 415,086
Issue pre-funded warrants	294,000	600,000									600,000
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Purchase and sale of common shares					71,649		37,950		74,604
Purchase price (in Dollars per share)					$ 4.796		$ 9.996		$ 7.996
Restricted Share Units [Member]
Share Capital [Line Items]
Common shares issued of RSU’s fully vested														1,875
Restricted stock fair value at issuance (in Dollars)														$ 10,200
Ordinary shares [Member]
Share Capital [Line Items]
Number of shares issued											1,499,838				158,076